Loans from a Third Parties - Schedule of Loans from a Third Parties (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Loans from a Third Parties [Abstract]
Loans from third parties – current	$ 23,177	$ 23,512
Loans from third party – noncurrent
Total loans from third parties	$ 23,177	$ 23,512